HIMCO VIT American Funds Growth Fund
HIMCO VIT American Funds Growth Fund
INVESTMENT GOAL.
The HIMCO VIT American Funds Growth Fund seeks growth of capital.
YOUR EXPENSES.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level and would be higher if such fees and expenses were included. You should review your variable contract prospectus (or other disclosure document) for more information on those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	HIMCO VIT American Funds Growth Fund IB
Exchange fees	none

Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Annual Fund Operating Expenses		HIMCO VIT American Funds Growth Fund IB
Management fees	[1][2]	1.08%
Distribution and service (12b-1) fees		0.25%
Other expenses	[3]	0.15%
Total annual fund operating expenses		1.48%
Fee waiver and/or expense reimbursement	[2][4]	0.59%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[3][4]	0.89%
[1]	The amount shown under "Management fees" includes the management fee of the Master Fund.
[2]	Hartford Investment Management Company ("Hartford Investment Management") has contractually agreed with HIMCO Variable Insurance Trust (the "Trust"), on behalf of the Fund, to waive a portion of its management fee to the extent necessary to maintain its net management fee at 0.25% of average daily net assets per annum, for as long as the Fund is part of a master-feeder fund structure. The Trust's Board of Trustees may change or eliminate this waiver if the fund structure changes.
[3]	The fee table and the example reflect the expenses of both the Fund and the Master Fund in which the Fund invests. Fees and expenses of the Fund have been restated to reflect current fees.
[4]	Hartford Investment Management has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for the Class IB shares of the Fund at the annual rate of 0.89% of the Fund's average daily net assets. This contractual arrangement will remain in effect until April 30, 2016, and shall renew automatically for one-year terms unless the investment manager provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

EXAMPLE.

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•  Your investment has a 5% return each year

•  The Fund's operating expenses remain the same (except that the example reflects the expense limitation arrangement for only the first year)

•  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
HIMCO VIT American Funds Growth Fund IB	91	303	533	1,193

Expense Example No Redemption (USD $)	Year 1	Year 3	Year 5	Year 10
HIMCO VIT American Funds Growth Fund IB	91	303	533	1,193

PORTFOLIO TURNOVER.

The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Master Fund's portfolio turnover rate was 29% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.

The Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series ("Master Fund"). The Master Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Master Fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States. Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund's investments are not limited to a particular capitalization size.

MAIN RISKS.

The following are the primary risks of the Fund, which the Fund is exposed to through its investment in the Master Fund. Investors in the Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund or Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its goal. For more information regarding risks and investment matters please see "Additional Information Regarding Risks and Investment Strategies" in this prospectus.

Foreign Investments Risk – Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund's investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund's foreign investments.

Growth Orientation Risk – The price of a growth company's stock may decrease, or it may not increase to the level that the Master Fund's investment adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential. Also, the growth investing style may over time go in and out of favor. At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk – The investment strategy of the Master Fund's investment adviser will influence performance significantly. If the investment strategy of the Master Fund's investment adviser does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Master Fund's investment objective will be achieved.

Master-Feeder Structure Risk – Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure. Other "feeder" funds may also invest in a Master Fund. As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund. Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk – Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

PAST PERFORMANCE.

The performance information below provides an indication of the risks of investing in the Fund. The Fund is the successor to the investment performance of the American Funds Growth HLS Fund (the "Predecessor Fund") as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014. Accordingly, the performance information shown below for periods prior to October 20, 2014 is that of the Predecessor Fund. Hartford Funds Management Company, LLC served as the investment manager to the Predecessor Fund. The Predecessor Fund had the same investment objective and strategies as the Fund. Keep in mind that past performance does not indicate future results. The returns:

•  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•  Assume reinvestment of all dividends and distributions

•  Would be lower if the Fund's operating expenses had not been limited

•  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity or variable life insurance contract level were included.

The bar chart:

•  Shows how the Fund's total return has varied from year to year

Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 18.40% (2nd quarter, 2009) Lowest -26.12% (4th quarter, 2008)
AVERAGE ANNUAL TOTAL RETURNS.
Average annual total returns for periods ending 12/31/14
The table below shows returns for the Fund over time compared to those of a broad-based market index. For more information regarding returns see the "Performance Notes" section in this prospectus.
Average Annual Returns HIMCO VIT American Funds Growth Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
IB	8.21%	13.27%	7.53%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	13.69%	15.45%	7.67%